Analysis of cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Analysis of cash and cash equivalents
Analysis of cash and cash equivalents

35 Analysis of cash and cash equivalents

	Group			Bank
	2017	2016	2015	2017	2016	2015
	£m	£m	£m	£m	£m	£m
At 1 January
- cash	59,474	57,380	10,937	51,732	51,379	3,857
- cash equivalents	20,290	29,163	74,814	9,419	14,808	62,321

	79,764	86,543	85,751	61,151	66,187	66,178
Net cash inflow/(outflow)	18,176	(6,779)	792	21,293	(5,036)	9

At 31 December	97,940	79,764	86,543	82,444	61,151	66,187

Comprising:
Cash and balances at central banks	35,799	2,567	1,690	34,763	1,198	819
Treasury bills and debt securities	—	23	—	—	—	—
Loans and advances to banks	62,141	77,174	84,853	47,681	59,953	65,368

Cash and cash equivalents	97,940	79,764	86,543	82,444	61,151	66,187

Note:

(1)	Includes no cash collateral posted with bank counterparties in respect of derivative liabilities (2016 - nil; 2015 – nil)

The Bank and certain subsidiary undertakings are required to maintain balances with central banks which, at 31 December 2017, amounted to £231 million (2016 - £231 million; 2015 - £198 million).